Discontinued Operations	12 Months Ended
Mar. 31, 2012
Text Block [Abstract]
Discontinued Operations

11          Discontinued Operations

On March 31, 2009, the Company’s German subsidiary, Korona, sold its assets (accounts receivable, inventories, toolings and intellectual property rights) to a third party. Korona had no operations since April 1, 2009 and was liquidated in February 2012.

The following table summarizes the result of these discontinued operations, net of income taxes.

Discontinued Operations (Korona)

	2010	2011	2012
	$ in thousands	$ in thousands	$ in thousands

Sales	-	-	-
Cost of Sales	(70)	—	—

	(70)	—	—
Selling expenses	(15)	—	—
Salaries and related costs	(127)	—	—
Administrative expenses	(169)	(129)	—

Operating loss	(381)	(129)	—
Other income	283	—	—
Gain on disposal of property	(28)	—	—
Interest expenses	—	—	—
Foreign exchange gain	—	—	—
Income tax expenses	—	—	—

Net loss	(126)	(129)	—

The carrying values of the assets and liabilities of the disposal group classified as held for sale as at March 31, 2011 and 2012 were as follows:

	March 31, 2011	March 31, 2012
Assets:	$ in thousands	$ in thousands
Cash and bank balances	5	—

Current and total assets of discontinued operations	5	—

Liabilities:
Rent payable	683	—
Accrued charges and deposits	403	—

Liabilities of discontinued operations	1,086	—